Interest in Other Entities - Schedule of Activity in Investment Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Odysight.ai [Member]
Schedule of Activity in Investment Account [Line Items]
Balance at beginning	$ 370
Loss for the period	(102)
Balance at ending	268	$ 370
Zig Miami 54 [Member]
Schedule of Activity in Investment Account [Line Items]
Balance at beginning	$ 370
Investment Purchase Price		455
Loss for the period		(85)
Balance at ending		$ 370